UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      February 8, 2010
      ----------------------     ----------------------       -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      130
                                                  -----------------------

Form 13F Information Table Value Total:              $ 128,508 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM        037833100    1,513      7,180   SH           SOLE                                   7,180
Abbott Labs                     COM        002824100    1,161     21,499   SH           SOLE                                  21,499
Adobe                           COM        00724F101    1,430     38,888   SH           SOLE                                  38,888
Analog Devices                  COM        032654105      376     11,900   SH           SOLE                                  11,900
Archer Daniels Midland          COM        039483102      231      7,363   SH           SOLE                                   7,363
Automatic Data Processing       COM        053015103    4,087     95,440   SH           SOLE                                  95,440
American Eagle Outfitters       COM        02553E106      385     22,680   SH           SOLE                                  22,680
Applied Materials               COM        038222105      598     42,875   SH           SOLE                                  42,875
Advanced Micro Devices          COM        007903107      176     18,150   SH           SOLE                                  18,150
Amgen                           COM        031162100    1,202     21,645   SH           SOLE                                  21,645
Activision Blizzard             COM        00507V109    1,143    102,925   SH           SOLE                                 102,925
Boeing                          COM        097023105      489      9,037   SH           SOLE                                   9,037
Bank of America                 COM        060505104      844     56,039   SH           SOLE                                  56,039
BB&T                            COM        054937107      948     37,383   SH           SOLE                                  37,383
Buckle Inc.                     COM        118440106      256      8,750   SH           SOLE                                   8,750
Bristol Myers                   COM        110122108      211      8,362   SH           SOLE                                   8,362
British Petroleum               COM        055622104      696     12,010   SH           SOLE                                  12,010
Broadridge Financial       Sponsored ADR   11133T103      206      9,129   SH           SOLE                                   9,129
Boston Scientific               COM        101137107      189     21,050   SH           SOLE                                  21,050
Citigroup                       COM        172967101       84     25,404   SH           SOLE                                  25,404
Cabelas                         COM        126804301    1,013     71,040   SH           SOLE                                  71,040
Cardinal Health                 COM        14149Y108      941     29,200   SH           SOLE                                  29,200
Canon                           COM        138006309      266      6,285   SH           SOLE                                   6,285
Caterpillar                     COM        149123101      844     14,815   SH           SOLE                                  14,815
Chicago Bridge and Iron         COM        167250109      337     16,675   SH           SOLE                                  16,675
Check Point Software            COM        M22465104      234      6,900   SH           SOLE                                   6,900
Chicos                          COM        168615102      349     24,825   SH           SOLE                                  24,825
Clorox                          COM        189054109      259      4,250   SH           SOLE                                   4,250
Coach Inc                       COM        189754104      216      5,900   SH           SOLE                                   5,900
Conoco Phillips                 COM        20825C104      891     17,450   SH           SOLE                                  17,450
Costco                          COM        22160K105    5,667     95,775   SH           SOLE                                  95,775
Cree Research                   COM        225447101      304      6,100   SH           SOLE                                   6,100
Cisco Systems                   COM        17275R102    3,795    158,531   SH           SOLE                                 158,531
ChevronTexaco                   COM        166764100      838     10,886   SH           SOLE                                  10,886
Du Pont                         COM        263534109      210      6,233   SH           SOLE                                   6,233
Deere and Company               COM        244199105    1,301     24,055   SH           SOLE                                  24,055
Dell Computer                   COM        24702R101    1,026     71,415   SH           SOLE                                  71,415
Walt Disney                     COM        254687106    1,474     45,704   SH           SOLE                                  45,704
Dolby Laboratories Inc.         COM        25659T107      289      6,050   SH           SOLE                                   6,050
Digital River                   COM        25388B104      345     12,800   SH           SOLE                                  12,800
Duke Power Co.                  COM        26441C105      904     52,522   SH           SOLE                                  52,522
Consolidated Edison             COM        209115104      981     21,600   SH           SOLE                                  21,600
Electronics for Imaging         COM        286082102      445     34,330   SH           SOLE                                  34,330
EMC Corp                        COM        268648102    3,015    172,575   SH           SOLE                                 172,575
Expeditors International        COM        302130109      478     13,750   SH           SOLE                                  13,750
Ford Motor Co.                  COM        345370860      112     11,245   SH           SOLE                                  11,245
Family Dollar                   COM        307000109      476     17,115   SH           SOLE                                  17,115
Fedex Corp                      COM        31428X106    1,047     12,545   SH           SOLE                                  12,545
Fluor Corp                      COM        343412102      293      6,500   SH           SOLE                                   6,500
Freds                           COM        356108100      390     38,200   SH           SOLE                                  38,200
General Electric                COM        369604103    3,192    210,969   SH           SOLE                                 210,969
Corning                         COM        219350105      388     20,100   SH           SOLE                                  20,100
Google Inc                      CL A       38259P508      772      1,246   SH           SOLE                                   1,246
Glaxo Smith Kline          Sponsored ADR   37733W105      641     15,175   SH           SOLE                                  15,175
Home Depot                      COM        437076102    1,153     39,846   SH           SOLE                                  39,846
Hess                            COM        42809H107      369      6,100   SH           SOLE                                   6,100
Helmerich & Payne               COM        423452101      369      9,242   SH           SOLE                                   9,242
Hewlett Packard                 COM        428236103    1,182     22,950   SH           SOLE                                  22,950
Hershey Foods                   COM        427866108      455     12,700   SH           SOLE                                  12,700
IBM                             COM        459200101    1,968     15,031   SH           SOLE                                  15,031
Intel Corp.                     COM        458140100    3,010    147,565   SH           SOLE                                 147,565
Intuit Inc                      COM        461202103      541     17,590   SH           SOLE                                  17,590
Sun Microsystems Inc.           COM        866810104       95     10,098   SH           SOLE                                  10,098
Johnson and Johnson             COM        478160104    3,748     58,183   SH           SOLE                                  58,183
Kraft Foods Inc                 CL A       50075N104      336     12,345   SH           SOLE                                  12,345
Krispy Kreme                    COM        501014104       46     15,580   SH           SOLE                                  15,580
Kimberly Clark                  COM        494368103      478      7,500   SH           SOLE                                   7,500
Coca Cola                       COM        191216100    4,213     73,907   SH           SOLE                                  73,907
Lilly Eli & Co                  COM        532457108      300      8,395   SH           SOLE                                   8,395
Lockheed Martin                 COM        539830109      460      6,400   SH           SOLE                                   6,400
Lincoln National                COM        534187109      201      8,079   SH           SOLE                                   8,079
Lowe's Cos.                     COM        548661107    2,145     91,718   SH           SOLE                                  91,718
Lexmark Intl                    COM        529771107      431     16,580   SH           SOLE                                  16,580
McDonalds                       COM        580135101    1,251     20,030   SH           SOLE                                  20,030
McDermott International         COM        580037109      456     18,975   SH           SOLE                                  18,975
Medtronic Inc                   COM        585055106      749     17,020   SH           SOLE                                  17,020
3M Company                      COM        88579Y101    1,961     23,718   SH           SOLE                                  23,718
Monsanto Company                COM        61166W101      311      3,800   SH           SOLE                                   3,800
Motorola Inc.                   COM        620076109      169     21,771   SH           SOLE                                  21,771
Merck & Co                      COM        589331107      741     20,289   SH           SOLE                                  20,289
Microsoft                       COM        594918104    4,462    146,392   SH           SOLE                                 146,392
Mylan Labs                      COM        628530107      431     23,375   SH           SOLE                                  23,375
Newbridge Bancorp               COM        65080T102       23     10,336   SH           SOLE                                  10,336
Nasdaq Omx Group Inc.           COM        631103108      275     13,850   SH           SOLE                                  13,850
Nike                            COM        654106103      277      4,200   SH           SOLE                                   4,200
Nokia                      Sponsored ADR   654902204    1,336    103,999   SH           SOLE                                 103,999
North State Bancorp             COM        662585108       46     10,806   SH           SOLE                                  10,806
Network Appliance               COM        64120L104      401     11,660   SH           SOLE                                  11,660
Nvidia                          COM        67066G104      247     13,225   SH           SOLE                                  13,225
Novartis AG                Sponsored ADR   66987V109      378      6,950   SH           SOLE                                   6,950
NY Times                        COM        650111107      257     20,800   SH           SOLE                                  20,800
Oracle Systems                  COM        68389X105    2,126     86,671   SH           SOLE                                  86,671
Penske Automotive Group         COM        70959W103      152     10,000   SH           SOLE                                  10,000
Paychex                         COM        704326107      279      9,100   SH           SOLE                                   9,100
Pepsico                         COM        713448108      557      9,167   SH           SOLE                                   9,167
Pfizer                          COM        717081103    1,603     88,113   SH           SOLE                                  88,113
Procter & Gamble                COM        742718109    3,528     58,186   SH           SOLE                                  58,186
Progress Energy                 COM        743263105      584     14,239   SH           SOLE                                  14,239
Piedmont Natural Gas            COM        720186105      224      8,362   SH           SOLE                                   8,362
Raytheon                        COM        755111507      239      4,630   SH           SOLE                                   4,630
Royal Bank CDA Montreal         COM        780087102      549     10,253   SH           SOLE                                  10,253
SAP Aktiengesell           Sponsored ADR   803054204      358      7,640   SH           SOLE                                   7,640
Charles Schwab Corp.            COM        808513105      348     18,475   SH           SOLE                                  18,475
Steelcase Inc.                  COM        858155203       72     11,370   SH           SOLE                                  11,370
Spectra Energy                  COM        847560109      280     13,651   SH           SOLE                                  13,651
Silcon Graphics/Rack            COM        82706L108      122     17,400   SH           SOLE                                  17,400
Sigma Aldrich                   COM        826552101      651     12,875   SH           SOLE                                  12,875
Schlumberger                    COM        806857108    2,135     32,800   SH           SOLE                                  32,800
Stein Mart Inc                  COM        858375108      944     88,550   SH           SOLE                                  88,550
Southern Company                COM        842587107      668     20,050   SH           SOLE                                  20,050
Stryker                         COM        863667101      353      7,000   SH           SOLE                                   7,000
Symantec                        COM        871503108      492     27,517   SH           SOLE                                  27,517
AT&T Corp                       COM        00206R102      679     25,272   SH           SOLE                                  25,272
Proshares Tr              PSHS ULTSH 20YRS 74347R297      603     12,080   SH           SOLE                                  12,080
Teva Pharmaceutical             COM        881624209      216      3,850   SH           SOLE                                   3,850
TIBCO                           COM        88632Q103      618     64,175   SH           SOLE                                  64,175
Toyota                          COM        892331307      774      9,200   SH           SOLE                                   9,200
Texas Instruments               COM        882508104      201      7,711   SH           SOLE                                   7,711
United Health Group             COM        91324P102      202      6,625   SH           SOLE                                   6,625
United Parcel Service           COM        911312106    1,829     31,877   SH           SOLE                                  31,877
Proshares Tr              PSHS ULTRA FINL  74347R743      120     21,250   SH           SOLE                                  21,250
Varian Medical Systems          COM        92220P105    1,825     38,950   SH           SOLE                                  38,950
Verizon                         COM        92343V104      277      8,372   SH           SOLE                                   8,372
Walgreen                        COM        931422109      244      6,650   SH           SOLE                                   6,650
Wells Fargo & Co                COM        949746101      418     15,469   SH           SOLE                                  15,469
Whole Foods                     COM        966837106      960     35,270   SH           SOLE                                  35,270
Wal Mart                        COM        931142103    7,189    134,499   SH           SOLE                                 134,499
Exxon Mobil                     COM        30231G102    9,455    138,658   SH           SOLE                                 138,658
YRC Worldwide                   COM        984249102        9     10,575   SH           SOLE                                  10,575
Zimmer                          COM        98956P102    1,402     23,717   SH           SOLE                                  23,717